Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Comprehensive income [abstract]
Revenues		$ 18,212	$ 16,311	$ 13,561
Cost of sales		12,709	10,996	8,828
Gross profit		5,503	5,315	4,733
Operating expenses:
Selling and marketing expenses		776	692	624
Administrative expenses		902	868	784
Total operating expenses		1,678	1,560	1,408
Operating profit		3,825	3,755	3,325
Other income, net		335	308	297
Finance cost		35	27	26
Profit before income taxes		4,125	4,036	3,596
Income tax expense		1,142	1,068	973
Net profit		2,983	2,968	2,623
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of the net defined benefit liability / asset, net	[1]	4	(11)	17
Equity instruments through other comprehensive income, net	[1]	(3)	12	16
Other comprehensive income that will not be reclassified to profit or loss, net of tax		1	1	33
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]	(30)	(6)	(14)
Fair value changes on derivatives designated as cash flow hedge, net	[1]	(1)	(1)	4
Exchange differences on translation of foreign operations		(697)	(320)	333
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(728)	(327)	323
Total other comprehensive income/(loss), net of tax		(727)	(326)	356
Total comprehensive income		2,256	2,642	2,979
Profit attributable to:
Owners of the company		2,981	2,963	2,613
Non-controlling interests		2	5	10
Net profit		2,983	2,968	2,623
Total comprehensive income attributable to:
Owners of the company		2,254	2,637	2,968
Non-controlling interests		2	5	11
Total comprehensive income		$ 2,256	$ 2,642	$ 2,979
Earnings per equity share
Basic (in $ per share)		$ 0.71	$ 0.70	$ 0.62
Diluted (in $ per share)		$ 0.71	$ 0.70	$ 0.61
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,180,897,857	4,209,546,724	4,242,416,665
Diluted (in shares)		4,187,731,070	4,218,525,134	4,250,732,467

[1]	net of taxes